Segment and corporate information	3 Months Ended
Mar. 31, 2022
Segment and corporate information
Segment and corporate information

11.    Segment and corporate information

The Company’s operating and reportable segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. The operating segments are determined based upon how the Company manages its businesses with geographical responsibilities. All segments are primarily engaged in providing health care services and the distribution of products and equipment for the treatment of ESKD and other extracorporeal therapies.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company does not include income taxes as it believes taxes are outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters’ overhead charges, including accounting and finance as well as certain legal and IT costs, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality and supply chain management as well as procurement related to production are centrally managed. Products transferred to the segments are transferred at cost; therefore, no internal profit is generated. The associated internal revenue for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. The Company’s global research and development team as well as its Global Medical Office, which seek to optimize medical treatments and clinical processes within the Company, are also centrally managed. These corporate activities (“Corporate”) do not fulfill the definition of a segment according to IFRS 8, Operating Segments. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the three months ended March 31, 2022 and 2021 is set forth below:

Segment and corporate information

in € THOUS

	North			Latin
	America	EMEA	Asia-Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
Three months ended March 31, 2022
Revenue from health care services	2,774,332	344,423	235,873	129,859	3,484,487	8,028	3,492,515
Revenue from health care products	277,533	322,661	254,005	52,948	907,147	4,835	911,982
Revenue from contracts with customers	3,051,865	667,084	489,878	182,807	4,391,634	12,863	4,404,497
Other revenue external customers	118,746	7,192	17,255	679	143,872	—	143,872
Revenue external customers	3,170,611	674,276	507,133	183,486	4,535,506	12,863	4,548,369
Inter-segment revenue	3,993	—	64	1,151	5,208	(5,208)	—
Revenue	3,174,604	674,276	507,197	184,637	4,540,714	7,655	4,548,369
Operating income	303,943	61,269	98,848	11,137	475,197	(127,529)	347,668
Interest							(69,097)
Income before income taxes							278,571
Depreciation and amortization	(260,438)	(46,928)	(27,048)	(10,894)	(345,308)	(68,858)	(414,166)
Impairment loss	(3,394)	(500)	(42)	—	(3,936)	(855)	(4,791)
Income (loss) from equity method investees	16,163	(6,235)	220	339	10,487	—	10,487
Total assets	22,986,219	3,863,261	3,013,462	861,510	30,724,452	3,999,674	34,724,126
thereof investment in equity method investees	488,067	182,179	103,097	25,604	798,947	—	798,947
Additions of property, plant and equipment, intangible assets and right of use assets	159,998	39,065	21,102	8,048	228,213	50,847	279,060
Three months ended March 31, 2021
Revenue from health care services	2,550,966	332,461	227,813	114,679	3,225,919	7,217	3,233,136
Revenue from health care products	251,804	319,011	230,748	43,785	845,348	4,272	849,620
Revenue from contracts with customers	2,802,770	651,472	458,561	158,464	4,071,267	11,489	4,082,756
Other revenue external customers	96,059	18,134	12,625	551	127,369	—	127,369
Revenue external customers	2,898,829	669,606	471,186	159,015	4,198,636	11,489	4,210,125
Inter-segment revenue	11,175	—	56	—	11,231	(11,231)	—
Revenue	2,910,004	669,606	471,242	159,015	4,209,867	258	4,210,125
Operating income	398,503	79,890	85,296	6,640	570,329	(96,076)	474,253
Interest							(76,072)
Income before income taxes							398,181
Depreciation and amortization	(239,783)	(50,344)	(25,662)	(8,941)	(324,730)	(63,176)	(387,906)
Impairment loss	(296)	—	—	—	(296)	—	(296)
Income (loss) from equity method investees	27,391	(406)	726	45	27,756	—	27,756
Total assets	21,947,496	3,840,853	2,838,318	737,386	29,364,053	3,794,486	33,158,539
thereof investment in equity method investees	390,805	206,985	103,171	25,634	726,595	—	726,595
Additions of property, plant and equipment, intangible assets and right of use assets	220,534	48,576	20,790	12,744	302,644	57,625	360,269

(1)	Includes inter - segment consolidation adjustments.